27. Benefit plans (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Benefit Plans
Cost	$ 110,250	$ 50,596	$ 65,352
Interest	151,819	121,946	195,217
Actuarial results - Other comprehensive loss	7,328	8,670	(34,166)
Benefit plan charge	$ 269,397	$ 181,212	$ 226,403